Borrowings (Table)	6 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Borrowings
	June 30,	December 31,
	2014	2013
Term Loan B facility	$435,583	$437,778
Credit facilities	99,028	100,020
Total borrowings	534,611	537,798
Less: Unamortized discount	(3,968	)(4,474)
Less: current portion, net of unamortized discount	(7,214)	(5,358)
Total long-term borrowings, net of unamortized discount	$ 523,429	$527,966

Maturities Of Long Term Debt
Year	Amount
2015	$ 8,223
2016	18,212
2017	20,624
2018	487,552

$ 534,611